                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC
Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  GEORGE M. WHITE
Title: MANAGING MEMBER
Phone: (901) 753-6863

Signature, Place, and Date of Signing:


/s/ George M. White                           Memphis, TN        August 13, 2010
-------------------------------------   ----------------------   ---------------
        [Signature]                          [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        21
Form 13F Information Table Value Total:    81,520
                                       (THOUSANDS)
List of Other Included Managers:              N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------- ----------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                               VOTING AUTHORITY
                                         TITLE OF              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER                  CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------------- ----------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADTRAN INC.                                COM     00738A106   18,187   666,913             SOLE               666,913
AEGEAN MARINE PETE NETWORK INC             COM     Y00175102    1,558    78,000             SOLE                78,000
AMERICAN ORIENTAL BIOENGINEERING, INC.     COM     028731107   10,187 4,042,279             SOLE             4,042,279
AOXING PHARMACEUTICAL CO. INC.             COM     03740A106    7,606 2,333,195             SOLE             2,333,195
ATHENAHEALTH, INC                          COM     04685W103    2,798   107,092             SOLE               107,092
BALTIC TRADING LIMITED                     COM     Y0553W103    1,228   108,000             SOLE               108,000
BROOKFIELD ASSET MANAGEMENT INC.       CL A LTD VT 112585104    2,262   100,000             SOLE               100,000
                                           SH
CALIX, INC.                                COM     13100M509    1,560   152,000             SOLE               152,000
CELADON GROUP INC.                         COM     150838100    2,832   200,295             SOLE               200,295
COMPASS MINERALS INTL.                     COM     20451N101    3,636    51,739             SOLE                51,739
CROCS, INC.                                COM     227046109    3,228   305,064             SOLE               305,064
GENERAL MARITIME CORPORATION               COM     Y2693R101    2,594   429,400             SOLE               429,400
GREEN BANKSHARES INC.                      COM     394361208      299    23,400             SOLE                23,400
LANDSTAR SYSTEM  INC.                      COM     515098101    1,755    45,000             SOLE                45,000
LIBERTY MEDIA  CORP.                       COM     53071M104      525    50,000             SOLE                50,000
MEDIFAST, INC.                             COM     58470H101    5,948   229,550             SOLE               229,550
PACER INTL INC.                            COM     69373H106    1,223   175,000             SOLE               175,000
REPUBLIC SVCS INC.                         COM     760759100    2,688    90,419             SOLE                90,419
RITCHIE BROS. AUCTIONEERS INC.             COM     767744105    1,093    60,000             SOLE                60,000
SAIA INC                                   COM     78709Y105    9,155   610,328             SOLE               610,328
ST. JOE COMPANY                            COM     790148100    1,158    50,000             SOLE                50,000